Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Nov. 30, 2019
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Data (Unaudited)	Selected Quarterly Financial Data (Unaudited)

	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)
	(In thousands, except per share amounts)
2019
Net revenues	$828,443	$1,101,657	$856,778	$1,106,098
Income from continuing operations	47,015	672,276	49,394	193,878
Net (income) loss attributable to the noncontrolling interest	(1,066)	191	116	2,606
Net (income) loss attributable to the redeemable noncontrolling interests	138	(427)	242	333
Preferred stock dividends	(1,276)	(1,276)	(1,275)	(1,276)
Net income attributable to Jefferies Financial Group Inc. common shareholders	44,811	670,764	48,477	195,541

Basic earnings per common share attributable to Jefferies Financial Group Inc. common shareholders:
Net income	$0.14	$2.17	$0.16	$0.63
Number of shares used in calculation	315,175	307,010	310,288	310,266

Diluted earnings per common share attributable to Jefferies Financial Group Inc. common shareholders:
Net income	$0.14	$2.14	$0.15	$0.62
Number of shares used in calculation	318,752	312,527	311,897	316,566

2018
Net revenues	$895,435	$911,159	$1,150,846	$806,594
Income (loss) from continuing operations	86,192	27,917	182,301	(19,318)
Income from discontinued operations, net of taxes	52,957	77,106	—	—
Gain on disposal of discontinued operations, net of taxes	—	643,921	—	—
Net (income) loss attributable to the noncontrolling interest	1,344	(136)	12,000	(233)
Net (income) loss attributable to the redeemable noncontrolling interests	(14,796)	(22,108)	(390)	31
Preferred stock dividends	(1,172)	(1,171)	(1,276)	(851)
Net income (loss) attributable to Jefferies Financial Group Inc. common shareholders	124,525	725,529	192,635	(20,371)

Basic earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations	$0.23	$0.08	$0.56	$(0.06)
Income from discontinued operations	0.11	0.15	—	—
Gain on disposal of discontinued operations	—	1.82	—	—
Net income (loss)	$0.34	$2.05	$0.56	$(0.06)
Number of shares used in calculation	366,427	352,049	341,434	329,101

Diluted earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income (loss) from continuing operations	$0.23	$0.08	$0.55	$(0.06)
Income from discontinued operations	0.11	0.15	—	—
Gain on disposal of discontinued operations	—	1.80	—	—
Net income (loss)	$0.34	$2.03	$0.55	$(0.06)
Number of shares used in calculation	373,461	356,075	350,307	329,101

(1)	The first quarter of 2019 includes $27.1 million of equity income related to National Beef and a mark-to-market increase of $36.0 million in the value of our investment in Spectrum Brands.

The first quarter of 2018 includes a mark-to-market decrease of $21.4 million in the value of our investment in HRG.

(2)
The second quarter of 2019 includes a nonrecurring tax benefit of $544.6 million related to the closing of our available for sale portfolio, which triggered the realization of lodged tax benefits from earlier years and $34.9 million of equity income related to National Beef. These increases were partially offset by a $11.3 million mark-to-market decrease in the value of our investment in Spectrum Brands.

The second quarter of 2018 includes the after-tax gain on disposal of discontinued operations of $643.9 million from the National Beef transaction and a mark-to-market decrease of $158.4 million in the value of our investment in HRG.

(3)
The third quarter of 2019 includes a $72.1 million pre-tax gain related to the purchase of the remaining interest in HomeFed and $75.9 million of equity income related to National Beef. This increase was partially offset by a $146.0 million decrease in the estimated fair value of our investment in The We Company.

The third quarter of 2018 includes a $221.7 million pre-tax gain on the sale of our Garcadia interests and $58.9 million of equity income related to National Beef. These increases were partially offset by a $47.9 million impairment loss related to Golden Queen and losses of $48.5 million from a decrease in the fair value of our investment in Spectrum Brands.

(4)	The fourth quarter of 2019 is comprised of the three months ended November 30, 2019 and the fourth quarter of 2018 is comprised of the two months ended November 30, 2018.

The fourth quarter of 2019 includes a $205.0 million pre-tax gain on the sale of our 31% equity interest in National Beef and $94.1 million of equity income related to National Beef, prior to its sale. These increases were partially offset by a decrease in the estimated fair value of our investment in The We Company of $69.4 million.

The fourth quarter of 2018 includes a $62.1 million impairment loss related to FXCM and losses of $190.4 million from a decrease in the fair value of our investment in Spectrum Brands. These decreases were partially offset by revenues of $70.9 million related to the increase in the fair value of our investment in The We Company and $26.8 million of equity income related to National Beef.

In 2019 and 2018, the totals of quarterly per share amounts may not equal annual per share amounts because of changes in outstanding shares during the year.